Eaton Vance

Government Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 71.4%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$32	$34,771
Series 1822, Class Z, 6.90%, 3/15/26	217	239,505
Series 1829, Class ZB, 6.50%, 3/15/26	52	55,175
Series 1896, Class Z, 6.00%, 9/15/26	95	103,390
Series 2075, Class PH, 6.50%, 8/15/28	53	59,302
Series 2091, Class ZC, 6.00%, 11/15/28	177	194,293
Series 2102, Class Z, 6.00%, 12/15/28	47	52,210
Series 2115, Class K, 6.00%, 1/15/29	412	451,191
Series 2142, Class Z, 6.50%, 4/15/29	113	128,642
Series 4039, Class ME, 2.00%, 12/15/40	466	463,386
Series 4204, Class AF, 2.781%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,865,489
Series 4250, Class ZA, 4.50%, 9/15/43	618	633,987
Series 4259, Class UE, 2.50%, 5/15/43	2,039	2,074,123
Series 4337, Class YT, 3.50%, 4/15/49	4,879	4,963,105
Series 4385, Class SC, 5.178%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(2)	95	97,364
Series 4407, Class LN, 5.171%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	97	99,639
Series 4584, Class PM, 3.00%, 5/15/46	1,770	1,818,449
Series 4639, Class KF, 3.081%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	6,050	6,150,331
Series 4746, Class CZ, 4.00%, 11/15/47	62	62,358
Series 4754, Class FJ, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	7,454	7,476,874
Series 4767, Class FK, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	810	809,871
Series 4767, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	702	701,922
Series 4768, Class JF, 2.781%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	356	356,422
Series 4776, Class C, 4.50%, 3/15/43	2,752	2,860,951
Series 4845, Class EA, 4.50%, 6/15/43	1,322	1,346,338
Series 4846, Class EA, 4.50%, 8/15/43	912	929,511
Series 4858, Class LA, 4.50%, 8/15/43	1,100	1,145,271
Series 4859, Class GA, 4.50%, 10/15/43	2,323	2,366,796
Series 4908, Class ZB, 4.00%, 8/25/49	1,682	1,689,052
Series 4922, Class Z, 3.50%, 10/25/49	1,790	1,796,192
Series 4922, Class ZA, 3.50%, 8/25/49	1,949	1,956,103
Series 4922, Class ZN, 3.50%, 4/25/49	2,553	2,558,393
Series 4924, Class AZ, 3.50%, 10/25/49	1,927	1,933,120
Series 4924, Class BZ, 3.50%, 10/25/49	3,466	3,480,036
Series 4924, Class KZ, 3.50%, 10/25/49	727	729,947
Series 4924, Class LZ, 3.50%, 10/25/49	957	959,834
Series 4924, Class MZ, 3.50%, 10/25/49	1,183	1,187,263
Series 4924, Class PZ, 3.50%, 10/25/49	1,126	1,132,633
Series 4925, Class ZY, 4.00%, 10/25/49	1,588	1,593,637
Series 4926, Class ZQ, 3.50%, 9/25/49	940	943,215
Series 4927, Class ZQ, 3.50%, 9/25/49	2,725	2,755,700
Series 4938, Class KZ, 2.50%, 12/25/49	592	563,890
Series 4940, Class ZC, 3.50%, 1/25/50	1,400	1,405,457
Series 4941, Class ZD, 3.50%, 9/25/49	935	937,747
Series 4941, Class ZU, 3.50%, 8/25/49	1,961	1,964,653
Series 4943, Class JZ, 3.00%, 9/25/49	1,368	1,359,265
Series 4954, Class ZL, 3.50%, 2/25/50	3,000	3,012,259
Interest Only:(3)
Series 362, Class C12, 4.00%, 12/15/47	5,640	936,710
Series 4676, Class DI, 4.00%, 7/15/44	4,452	253,842
Series 4693, Class EI, 3.50%, 8/15/42	7,613	386,832
Series 4700, Class WI, 3.50%, 1/15/44	3,340	162,181
Series 4749, Class IL, 4.00%, 12/15/47	3,617	487,095
Series 4756, Class KI, 4.00%, 1/15/48	4,095	553,139
Series 4767, Class IM, 4.00%, 5/15/45	3,467	218,381
Series 4768, Class IO, 4.00%, 3/15/48	2,927	401,655
Series 4772, Class PI, 4.00%, 1/15/48	4,340	600,838
Series 4791, Class JI, 4.00%, 5/15/48	7,820	960,353
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	2,638	2,487,780
Series 3435, Class PO, 0.00%, 4/15/38	2,470	2,262,396
________________________________________________________________________________________________________
		$80,210,264
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 3.461%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	$1,998	$2,017,315
Series 2020-DNA1, Class M2, 3.359%, (1 mo. USD LIBOR + 1.70%), 1/25/50(1)(5)	3,132	3,139,314
________________________________________________________________________________________________________
		$5,156,629
________________________________________________________________________________________________________
Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$5	$5,212
Series G92-44, Class ZQ, 8.00%, 7/25/22	0(6)	505
Series 1993-16, Class Z, 7.50%, 2/25/23	37	39,401
Series 1993-39, Class Z, 7.50%, 4/25/23	107	114,466
Series 1993-45, Class Z, 7.00%, 4/25/23	109	114,003
Series 1993-149, Class M, 7.00%, 8/25/23	49	51,956
Series 1993-178, Class PK, 6.50%, 9/25/23	111	116,843
Series 1994-40, Class Z, 6.50%, 3/25/24	129	138,308
Series 1994-42, Class K, 6.50%, 4/25/24	528	564,715
Series 1994-82, Class Z, 8.00%, 5/25/24	162	175,729
Series 2000-49, Class A, 8.00%, 3/18/27	183	205,739
Series 2001-81, Class HE, 6.50%, 1/25/32	397	454,355
Series 2002-1, Class G, 7.00%, 7/25/23	61	64,788
Series 2005-37, Class SU, 22.557%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(2)	27	27,889
Series 2012-35, Class GE, 3.00%, 5/25/40	1,498	1,511,027
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,987	2,853,111
Series 2013-6, Class TY, 1.50%, 2/25/43	795	683,764
Series 2013-52, Class MD, 1.25%, 6/25/43	2,364	2,266,821
Series 2013-58, Class SC, 3.509%, (6.00% - 1 mo. USD LIBOR x 1.5), 6/25/43(2)	278	279,276
Series 2013-122, Class ES, 2.661%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,780,539
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,782	1,817,014
Series 2017-75, Class Z, 3.00%, 9/25/57	3,117	3,113,576
Series 2017-76, Class Z, 3.00%, 10/25/57	821	813,671
Series 2017-110, Class Z, 3.00%, 2/25/57	381	376,571
Series 2018-14, Class TF, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	989	988,052
Series 2018-18, Class QD, 4.50%, 5/25/45	3,034	3,228,669
Series 2019-1, Class FH, 2.781%, (1 mo. USD LIBOR + 1.00%), 2/25/49(1)	2,547	2,548,513
Series 2019-15, Class Z, 4.50%, 4/25/49	394	394,605
Series 2019-41, Class ZM, 4.00%, 8/25/49	617	617,278
Series 2019-44, Class MZ, 3.00%, 3/25/49	420	419,367
Series 2019-44, Class ZP, 4.00%, 8/25/49	2,253	2,264,096
Series 2019-57, Class LZ, 3.50%, 10/25/49	972	975,063
Series 2019-57, Class UZ, 3.50%, 10/25/49	1,814	1,820,834
Series 2019-57, Class Z, 3.50%, 10/25/49	835	836,565
Series 2019-61, Class DZ, 3.50%, 11/25/49	873	874,768
Series 2019-63, Class Z, 3.50%, 10/25/49	1,098	1,099,052
Series 2019-67, Class EZ, 3.00%, 11/25/49	1,304	1,302,125
Series 2019-71, Class AZ, 3.50%, 11/25/49	951	955,176
Series 2019-71, Class DZ, 3.50%, 11/25/49	1,392	1,398,041
Series 2019-81, Class CZ, 3.50%, 1/25/50	1,346	1,342,229
Series 2019-81, Class ZL, 3.50%, 1/25/50	2,370	2,371,431
Series 2020-1, Class ZC, 3.50%, 2/25/50	5,000	5,058,726
Series 2020-9, Class ZC, 3.50%, 2/25/50	3,000	3,011,532
Series 2020-11, Class AZ, 3.00%, 3/25/50(7)	2,764	2,737,536
Series 2020-12, Class ZA, 3.00%, 3/25/50(7)	3,000	2,969,061
Interest Only:(3)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR, 0.05% cap), 10/25/42(2)	38,841	103,488
Series 2018-21, Class IO, 3.00%, 4/25/48	12,536	1,432,884
Series 2019-1, Class SA, 3.739%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	10,706	1,344,060
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,870	1,751,978
Series 2014-17, Class PO, 0.00%, 4/25/44	2,375	2,089,283
________________________________________________________________________________________________________
		$61,503,691
________________________________________________________________________________________________________
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C07, Class 1M2C, 4.061%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	$1,491	$1,522,848
Series 2018-C01, Class 1M2, 3.911%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	3,000	3,063,537
________________________________________________________________________________________________________
		$4,586,385
________________________________________________________________________________________________________
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$584,300
Series 2015-62, Class PQ, 3.00%, 5/20/45	972	983,573
Series 2017-137, Class AF, 2.158%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	3,736	3,736,371
Series 2019-82, Class DZ, 4.00%, 6/20/49	1,541	1,548,484
Series 2019-97, Class ZC, 3.50%, 8/20/49	4,606	4,614,304
Series 2019-99, Class ZN, 3.50%, 10/20/47	794	793,581
Series 2019-108, Class KZ, 3.50%, 8/20/49	1,614	1,620,600
Series 2019-110, Class Z, 3.50%, 9/20/49	3,609	3,624,697
Series 2019-110, Class ZD, 3.50%, 9/20/49	4,949	4,962,543
Series 2019-111, Class DZ, 3.50%, 4/20/48	584	584,058
Series 2019-111, Class LZ, 3.50%, 9/20/49	1,994	1,997,423
Series 2019-123, Class PZ, 3.50%, 10/20/49	2,000	2,010,360
Series 2019-125, Class AZ, 3.50%, 10/20/49	971	972,008
Series 2019-125, Class BZ, 3.50%, 10/20/49	2,000	2,002,366
Series 2019-126, Class ZA, 3.50%, 10/20/49	1,405	1,410,814
Series 2019-132, Class LZ, 3.50%, 10/20/49	3,125	3,128,471
Series 2019-133, Class Z, 3.50%, 10/20/49	1,501	1,505,328
Series 2019-140, Class CZ, 4.50%, 11/20/49	1,062	1,060,013
Series 2019-142, Class AZ, 3.50%, 11/20/49	2,957	2,954,360
Series 2019-143, Class KZ, 3.50%, 11/20/49	3,018	3,022,629
Series 2019-148, Class Z, 3.00%, 3/20/49	2,697	2,691,705
Series 2019-148, Class ZN, 4.00%, 11/20/49	2,918	2,925,383
Series 2019-151, Class EZ, 3.50%, 12/20/49	1,003	1,003,502
Series 2019-151, Class ZC, 3.50%, 12/20/49	1,474	1,475,095
Series 2019-152, Class BZ, 4.00%, 12/20/49	1,505	1,509,207
Series 2019-152, Class HZ, 3.50%, 12/20/49	1,986	1,984,455
Series 2019-152, Class NU, 3.50%, 12/20/49	1,500	1,504,605
Series 2020-1, Class CZ, 4.50%, 1/20/50	1,970	1,975,061
Series 2020-9, Class EZ, 3.50%, 1/20/50	3,000	3,013,728
Series 2020-15, Class EZ, 3.50%, 2/20/50(7)	1,000	1,001,182
Series 2020-17, Class CZ, 3.00%, 2/20/50(7)	1,000	990,470
Interest Only:(3)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR, 0.05% cap), 7/20/42(2)	13,818	40,953
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR, 0.10% cap), 9/20/35(2)	21,687	97,379
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR, 0.15% cap), 5/20/40(2)	9,947	64,975
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR, 0.25% cap), 11/20/37(2)	10,209	89,976
Series 2018-112, Class SA, 4.542%, (6.20% - 1 mo. USD LIBOR), 8/20/48(2)	6,965	1,006,907
Series 2018-127, Class SG, 4.592%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	11,954	1,540,289
Series 2019-27, Class SA, 4.392%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	12,478	1,880,608
Series 2019-38, Class SQ, 4.392%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	8,641	1,394,021
Series 2019-43, Class BS, 4.392%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	13,737	2,168,117
________________________________________________________________________________________________________
		$71,473,901
________________________________________________________________________________________________________
Total Collateralized Mortgage Obligations
(identified cost $228,541,907)		$222,930,870
________________________________________________________________________________________________________
Mortgage Pass-Throughs — 24.1%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
2.847%, (COF + 1.25%), with maturity at 2034(8)	$601	$608,951
2.87%, (COF + 1.25%), with maturity at 2035(8)	2,206	2,234,501
3.00%, with maturity at 2050	5,000	5,148,798
4.492%, (1 yr. CMT + 2.25%), with maturity at 2038(8)	1,097	1,158,081
4.50%, with various maturities to 2048	5,678	6,024,340
4.508%, (1 yr. CMT + 2.23%), with maturity at 2036(8)	1,212	1,276,704
5.50%, with maturity at 2032	107	117,294
6.00%, with maturity at 2033	129	148,549
6.50%, with various maturities to 2028	825	867,622
6.87%, with maturity at 2024	20	20,803
7.00%, with various maturities to 2025	723	756,192
7.09%, with maturity at 2023	90	91,599
7.25%, with maturity at 2022	50	50,785
7.31%, with maturity at 2027	10	10,663
7.50%, with various maturities to 2024	140	147,033
7.78%, with maturity at 2022	4	4,166
8.00%, with various maturities to 2026	125	129,105
8.15%, with maturity at 2021	1	750
8.50%, with various maturities to 2025	33	34,826
9.00%, with various maturities to 2027	23	24,373
9.50%, with various maturities to 2026	33	33,895
10.50%, with maturity at 2020	3	3,356
________________________________________________________________________________________________________
		$18,892,386
________________________________________________________________________________________________________
Federal National Mortgage Association:
2.35%, (COF + 1.25%), with various maturities to 2044(8)	$716	$716,771
2.354%, (COF + 1.25%), with maturity at 2022(8)	189	189,088
2.377%, (COF + 1.25%), with maturity at 2025(8)	271	271,473
2.381%, (COF + 1.25%), with maturity at 2035(8)	443	443,398
2.405%, (COF + 1.25%), with various maturities to 2033(8)	835	836,544
3.039%, (COF + 1.25%), with maturity at 2036(8)	335	334,259
3.381%, (COF + 1.25%), with maturity at 2034(8)	1,213	1,240,221
3.404%, (COF + 1.25%), with maturity at 2036(8)	268	270,671
3.479%, (COF + 2.38%), with maturity at 2027(8)	284	286,898
3.488%, (COF + 1.25%), with maturity at 2035(8)	993	1,011,702
3.815%, (COF + 1.25%), with maturity at 2034(8)	1,030	1,051,373
3.86%, (COF + 1.79%), with maturity at 2036(8)	4,999	5,143,299
4.016%, (COF + 1.25%), with maturity at 2036(8)	73	75,473
4.026%, (COF + 1.73%), with maturity at 2035(8)	1,211	1,250,747
4.228%, (1 yr. CMT + 2.12%), with maturity at 2040(8)	395	413,631
4.486%, (COF + 1.87%), with maturity at 2034(8)	1,788	1,847,596
4.50%, with various maturities to 2049	25,852	27,408,290
5.00%, with maturity at 2027	88	94,619
5.50%, with maturity at 2030	154	165,761
6.00%, with various maturities to 2032	465	513,377
6.445%, (COF + 1.79%), with maturity at 2021(8)	8	8,578
6.448%, with maturity at 2025(9)	47	50,103
7.00%, with various maturities to 2024	421	442,729
7.50%, with maturity at 2026	24	26,122
7.875%, with maturity at 2021	35	35,364
8.037%, with maturity at 2030(9)	3	3,482
8.25%, with maturity at 2025	31	32,594
8.50%, with maturity at 2037	262	294,291
8.53%, with maturity at 2021(9)	2	1,727
9.00%, with various maturities to 2026	33	36,141
9.50%, with various maturities to 2030	24	25,844
9.501%, with maturity at 2025(9)	0(6)	384
9.505%, with maturity at 2025(9)	0(6)	51
9.521%, with maturity at 2021(9)	2	1,966
9.944%, with maturity at 2023(9)	2	1,777
10.00%, with maturity at 2021(9)	0(6)	75
11.00%, with maturity at 2021(9)	0(6)	23
________________________________________________________________________________________________________
		$44,526,442
________________________________________________________________________________________________________
Government National Mortgage Association:
4.00%, with various maturities to 2049	$4,844	$5,034,562
4.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	184	188,440
4.50%, with various maturities to 2049	6,002	6,400,532
7.50%, with maturity at 2025	167	177,772
9.50%, with various maturities to 2025	26	27,550
________________________________________________________________________________________________________
		$11,828,856
________________________________________________________________________________________________________
Total Mortgage Pass-Throughs
(identified cost $74,729,016)		$75,247,684
________________________________________________________________________________________________________
U.S. Government Guaranteed Small Business Administration Loans — 1.8%(10)(11)
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
0.16%, 7/15/37 to 5/15/42	$587	$3,493
0.23%, 4/15/37 to 12/15/37	1,647	13,243
0.41%, 6/15/42 to 7/15/42	228	3,725
0.48%, 3/15/37 to 12/15/37	3,021	50,883
0.66%, 5/15/42 to 7/15/42	216	5,670
0.73%, 3/15/37 to 10/15/42	2,259	60,095
0.81%, 10/15/37	159	4,568
0.91%, 5/15/42	662	24,053
0.98%, 9/15/37 to 11/15/37	3,333	117,445
1.23%, 8/15/37 to 12/15/37	2,561	112,875
1.61%, 5/15/42	3,182	200,396
1.86%, 9/15/42 to 1/15/43	10,187	789,309
1.89%, 11/15/42	1,520	119,407
2.11%, 10/15/42 to 12/15/42	4,050	355,312
2.36%, 9/15/42 to 1/15/43	12,456	1,234,147
2.61%, 12/15/42 to 1/15/43	6,316	697,374
2.86%, 11/15/42 to 2/15/43	11,555	1,398,769
3.11%, 12/15/42	2,966	391,389
________________________________________________________________________________________________________
Total U.S. Government Guaranteed Small Business Administration Loans
(identified cost $6,606,861)		$5,582,153
________________________________________________________________________________________________________
Asset-Backed Securities — 5.0%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Invitation Homes Trust:
Series 2018-SFR2, Class E, 3.676%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(5)	$4,229	$4,256,439
Series 2018-SFR3, Class E, 3.669%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(5)	3,000	3,016,063
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(5)	3,727	3,750,729
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 4.511%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(5)	4,000	4,026,645
Series 2018-GT2, Class A, 4.311%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(5)	430	433,261
________________________________________________________________________________________________________
Total Asset-Backed Securities
(identified cost $15,535,212)		$15,483,137
________________________________________________________________________________________________________
Short-Term Investments — 0.9%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(12)	2,901,714	$2,902,004
________________________________________________________________________________________________________
Total Short-Term Investments
(identified cost $2,901,735)		$2,902,004
________________________________________________________________________________________________________
Total Investments — 103.2%
(identified cost $328,314,731)		$322,145,848
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (3.2)%		$(9,915,975)
________________________________________________________________________________________________________
Net Assets — 100.0%		$312,229,873
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2020.
(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $18,622,451 or 6.0% of the Fund's net assets.

(6)	Principal amount is less than $500.
(7)	When-issued security.
(8)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2020.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.
(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Government Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Futures Contracts
Description		Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note		154	Long	3/20/20	$20,275,063	$416,478
U.S. Long Treasury Bond		29	Long	3/20/20	4,742,406	105,993
U.S. Ultra-Long Treasury Bond		87	Long	3/20/20	16,850,813	372,350

						$894,821
___________________________________________________________________________________________________________
Abbreviations:
CMT	-	Constant Maturity Treasury
COF	-	Cost of Funds 11th District
LIBOR	-	London Interbank Offered Rate
Currency Abbreviations:
USD	-	United States Dollar

Eaton Vance

Government Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of its portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $2,902,004, which represents 0.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,556	$63,551,888	$(60,663,209)	$3,500	$269	$2,902,004	$11,666	2,901,714

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Collateralized Mortgage Obligations	$—	$222,930,870	$—	$222,930,870
Mortgage Pass-Throughs	—	75,247,684	—	75,247,684
U.S. Government Guaranteed Small Business Administration Loans	—	5,582,153	—	5,582,153
Asset-Backed Securities	—	15,483,137	—	15,483,137
Short-Term Investments	—	2,902,004	—	2,902,004
________________________________________________________________________________________________________
Total Investments	$—	$322,145,848	$—	$322,145,848
________________________________________________________________________________________________________
Futures Contracts	$894,821	$—	$—	$894,821
________________________________________________________________________________________________________
Total	$894,821	$322,145,848	$—	$323,040,669
________________________________________________________________________________________________________

Eaton Vance

Government Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.